Income Taxes (Details) - Schedule of statutory federal income tax rate (benefit)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Statutory Federal Income Tax Rate Benefit [Abstract]
Statutory Federal income tax rate	21.00%	21.00%
Change in Valuation Allowance	(21.00%)	(21.00%)
Income Taxes Benefit	0.00%	0.00%